Other operating income and expense	12 Months Ended
Dec. 31, 2022
Other operating income and expense
Other operating income and expense

13. Other operating income and expense

The details of other operating income and expenses are presented for the years reported in the tables below:

OTHER OPERATING INCOME

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
Gain from sale and leaseback transaction	4,335	--	--
Government grant income	877	617	321
Reclassification of foreign currency translation reserve to profit or loss on deconsolidation of subsidiary	1,475	--	--
Reimbursement of research and development costs	597	110	--
Reimbursement of transaction costs	70	63	68
Gains from foreign exchange transactions	2,634	1,812	849
Other	459	368	365
Total	10,447	2,970	1,603

Other operating income includes an amount of kEUR 135 (2021: kEUR 46, 2020: kEUR 75) for the movement of impairment on trade receivables.

Other operating income includes government grants for expenses incurred in the previous year amounting to kEUR 277.

Reimbursement of transaction costs is related to a joint research and development project, where the voxeljet AG supports a company in the development of innovative technologies for renewable energy. In this course, voxeljet is allowed to receive reimbursements for certain costs incurred.

OTHER OPERATING EXPENSE

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
Impairment loss on trade receivables	252	120	120
Losses from foreign exchange transactions	2,339	460	2,545
Impairment loss on inventory	--	--	100
Other	--	38	34
Total	2,591	618	2,799